Bank Loans and Notes Payable - Summary of Liabilities Arising from Financing Activities (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 128,664	$ 131,348	$ 139,248
Cash Flows	(16,869)	(1,027)	(4,531)
Non-cash flows, Acquisition	4,104	1,147
Non-cash flows, New leases	7,490
Non-cash flows, Foreign Exchange movement	(1,651)	(362)	5,144
Non-cash flows, Others	672	(2,442)	(8,513)
Ending balance	172,630	128,664	131,348
Bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	22,944	13,669	14,497
Cash Flows	(2,999)	8,313	(949)
Non-cash flows, Acquisition	1,917	1,147
Non-cash flows, Foreign Exchange movement	(397)	417	190
Non-cash flows, Others	(658)	(602)	(69)
Ending balance	20,807	22,944	13,669
Notes payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	105,628	117,551	123,859
Cash Flows	(5,022)	(9,314)	(3,574)
Non-cash flows, Foreign Exchange movement	(1,244)	(769)	4,954
Non-cash flows, Others	(2,310)	(1,840)	(7,688)
Ending balance	97,144	105,628	117,551
Total liabilities from financing activities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	128,664
Cash Flows	(8,021)
Non-cash flows, Acquisition	1,917
Non-cash flows, Foreign Exchange movement	(1,641)
Non-cash flows, Others	(2,968)
Ending balance	117,951	128,664
Financial leases [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	92	128	892
Cash Flows	(8,848)	(26)	(8)
Non-cash flows, Acquisition	2,187
Non-cash flows, New leases	7,490
Non-cash flows, Foreign Exchange movement	(10)	(10)
Non-cash flows, Others	3,640		(756)
Ending balance	$ 54,679	$ 92	$ 128